Note 6 (Tables)	6 Months Ended
Jun. 30, 2023
Risk Management [Abstract]
Maximum credit risk exposure [Table Text Block]
In accordance with IFRS 7 “Financial Instruments: Disclosures”, the BBVA Group’s credit risk exposure by headings in the consolidated balance sheets as of June 30, 2023 and December 31, 2022 is provided below. It does not consider the loss allowances and the availability of collateral or other credit enhancements to ensure compliance with payment obligations. The details are broken down by category of financial instruments:

Maximum credit risk exposure (Millions of Euros)
	Notes	June 2023	Stage 1	Stage 2	Stage 3
Financial assets held for trading		102,376
Equity instruments	9	4,247
Debt securities	9	33,999
Loans and advances	9	64,129
Non-trading financial assets mandatorily at fair value through profit or loss		8,019
Equity instruments	10	7,432
Debt securities	10	313
Loans and advances	10	274
Financial assets designated at fair value through profit or loss	11	1,004
Derivatives (trading and hedging)		60,371
Financial assets at fair value through other comprehensive income		64,115
Equity instruments	12	1,254
Debt securities		62,835	61,981	834	21
Loans and advances to credit institutions	12	26	26	—	—
Financial assets at amortized cost		450,181	403,998	32,363	13,819
Debt securities		44,868	44,539	296	33
Loans and advances to central banks		6,753	6,753	—	—
Loans and advances to credit institutions		17,611	17,574	37	—
Loans and advances to customers		380,949	335,133	32,030	13,787
Total financial assets risk		686,066
Total loan commitments and financial guarantees		210,578	201,767	7,742	1,069
Loan commitments given	30	155,009	149,846	4,999	164
Financial guarantees given	30	16,007	15,031	743	233
Other commitments given	30	39,561	36,890	1,999	672
Total maximum credit exposure		896,643

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2022	Stage 1	Stage 2	Stage 3
Financial assets held for trading		70,763
Equity instruments	9	4,404
Debt securities	9	24,367
Loans and advances	9	41,993
Non-trading financial assets mandatorily at fair value through profit or loss		6,888
Equity instruments	10	6,511
Debt securities	10	129
Loans and advances	10	247
Financial assets designated at fair value through profit or loss	11	913
Derivatives (trading and hedging)		53,101
Financial assets at fair value through other comprehensive income		65,497
Equity instruments	12	1,198
Debt securities		64,273	63,425	822	26
Loans and advances to credit institutions	12	26	26	—	—
Financial assets at amortized cost		425,803	378,407	33,873	13,523
Debt securities		36,730	36,463	237	30
Loans and advances to central banks		4,420	4,420	—	—
Loans and advances to credit institutions		16,066	15,997	69	—
Loans and advances to customers		368,588	321,528	33,568	13,493
Total financial assets risk		622,965
Total loan commitments and financial guarantees		192,568	181,427	9,993	1,147
Loan commitments given	30	136,920	130,459	6,283	177
Financial guarantees given	30	16,511	15,214	1,015	281
Other commitments given	30	39,137	35,753	2,695	689
Total maximum credit exposure		815,533

Maximum credit risk exposure, accumulated allowances and carrying amount by geographical location [Table Text Block]
The breakdown by geographical area and stage of the maximum credit risk exposure, the accumulated allowances recorded and the carrying amount of the loans and advances to customers at amortized cost as of June 30, 2023 and December 31, 2022 is shown below:

June 2023 (Millions of Euros)
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain ⁽¹⁾	212,447	187,043	17,650	7,754	(4,626)	(444)	(653)	(3,529)	207,821	186,599	16,997	4,225
Mexico	86,572	78,237	6,106	2,229	(2,879)	(1,138)	(586)	(1,155)	83,693	77,099	5,520	1,074
Turkey ⁽²⁾	37,440	31,591	4,013	1,836	(1,767)	(165)	(401)	(1,201)	35,673	31,426	3,612	635
South America ⁽³⁾	43,446	37,240	4,249	1,958	(1,907)	(316)	(380)	(1,212)	41,539	36,924	3,869	746
Others	1,044	1,022	12	10	(9)	—	(1)	(8)	1,035	1,022	11	2
Total ⁽⁴⁾	380,949	335,133	32,030	13,787	(11,188)	(2,063)	(2,020)	(7,105)	369,761	333,069	30,010	6,682
Of which: individual					(1,796)	(14)	(545)	(1,238)
Of which: collective					(9,392)	(2,050)	(1,476)	(5,867)
(1) Spain includes all the countries where BBVA, S.A. operates.
(2) Turkey includes all the countries in which Garanti BBVA operates.
(3) In South America, BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of June 30, 2023, the remaining balance was €162 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.

December 2022 (Millions of Euros)
		Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain ⁽¹⁾	214,066	186,977	19,621	7,468	(4,860)	(518)	(759)	(3,583)	209,206	186,459	18,862	3,885
Mexico	73,729	66,448	5,342	1,939	(2,496)	(955)	(475)	(1,066)	71,233	65,494	4,866	873
Turkey ⁽²⁾	39,547	32,755	4,436	2,356	(2,105)	(224)	(358)	(1,523)	37,443	32,531	4,078	833
South America ⁽³⁾	40,199	34,312	4,166	1,721	(1,768)	(318)	(345)	(1,105)	38,431	33,994	3,821	615
Others	1,047	1,035	3	9	(8)	—	—	(7)	1,039	1,035	3	2
Total ⁽⁴⁾	368,588	321,528	33,568	13,493	(11,237)	(2,014)	(1,938)	(7,284)	357,351	319,513	31,629	6,208
Of which: individual					(2,164)	(21)	(604)	(1,539)
Of which: collective					(9,073)	(1,994)	(1,334)	(5,745)
(1) Spain includes all the countries where BBVA, S.A. operates.
(2) Turkey includes all the countries in which Garanti BBVA operates.
(3) In South America, the BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2022, the remaining balance was €190 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.

Loans and advances breakdown by counterparty and product [Table Text Block]
The breakdown by counterparty and product of the maximum credit risk exposure, the accumulated allowances recorded, as well as the carrying amount by type of product, classified in different headings of the assets as of June 30, 2023 and December 31, 2022 is shown below:

June 2023 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	6	—	250	1,939	869	3,064	3,198
Credit card debt	—	1	—	3	2,025	19,418	21,447	22,807
Commercial debtors		1,046	60	620	21,111	47	22,884	23,060
Finance leases	—	243	—	13	8,524	312	9,091	9,338
Reverse repurchase loans	664	—	7,200	102	—	—	7,966	7,989
Other term loans	3,483	21,376	4,330	8,494	131,254	146,383	315,320	324,562
Advances that are not loans	2,586	1,065	6,013	3,339	1,256	341	14,600	14,659
LOANS AND ADVANCES	6,734	23,736	17,603	12,821	166,109	167,369	394,371	405,613
By secured loans
Of which: mortgage loans collateralized by immovable property		301	—	316	24,475	95,758	120,851	123,747
Of which: other collateralized loans	630	6,117	6,738	504	9,898	2,517	26,403	26,757
By purpose of the loan
Of which: credit for consumption						56,629	56,629	60,568
Of which: lending for house purchase						96,389	96,389	97,853
By subordination
Of which: project finance loans					7,607		7,607	8,215

December 2022 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	6	—	352	2,810	933	4,101	4,266
Credit card debt	—	1	—	3	2,029	16,865	18,898	19,985
Commercial debtors		1,021	24	370	24,510	85	26,011	26,254
Finance leases	—	195	—	13	8,040	322	8,571	8,857
Reverse repurchase loans	302	—	5,251	102	—	—	5,655	5,674
Other term loans	3,802	19,438	4,009	7,995	126,949	139,925	302,118	311,553
Advances that are not loans	296	232	6,772	3,930	1,256	217	12,702	12,758
LOANS AND ADVANCES	4,401	20,892	16,057	12,765	165,593	158,348	378,056	389,347
By secured loans
Of which: mortgage loans collateralized by immovable property		297	—	337	23,970	95,056	119,659	122,719
Of which: other collateralized loans	498	5,382	5,073	548	6,635	2,209	20,345	20,675
By purpose of the loan
Of which: credit for consumption						51,344	51,344	54,718
Of which: lending for house purchase						95,249	95,249	96,716
By subordination
Of which: project finance loans					7,942		7,942	8,530

Guarantees Received [Table Text Block]
The value of guarantees received as of June 30, 2023 and December 31, 2022, is as follows:

Guarantees received (Millions of Euros)
	June 2023	December 2022
Value of collateral	131,494	125,963
Of which: guarantees normal risks under special monitoring	12,138	12,826
Of which: guarantees impaired risks	3,696	3,440
Value of other guarantees	52,586	40,050
Of which: guarantees normal risks under special monitoring	4,683	4,963
Of which: guarantees impaired risks	1,086	984
Total value of guarantees received	184,081	166,013

Impaired Secured Loans [Table Text Block]
The breakdown of loans and advances, within the heading “Financial assets at amortized cost”, including their gross carrying amount, impaired loans and advances, and accumulated impairment, by counterparties as of June 30, 2023 and December 31, 2022, is as follows:

June 2023 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment	Impaired loans and advances as a % of the total
Central banks	6,753	—	(19)	—%
General governments	23,760	31	(25)	0.1%
Credit institutions	17,611	—	(34)	—%
Other financial corporations	12,851	14	(30)	0.1%
Non-financial corporations	170,722	5,679	(4,783)	3.3%
Households	173,615	8,063	(6,350)	4.6%
LOANS AND ADVANCES	405,313	13,787	(11,241)	3.4%

December 2022 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment	Impaired loans and advances as a % of the total
Central banks	4,420	—	(19)	—%
General governments	20,922	38	(30)	0.2%
Credit institutions	16,066	—	(35)	—%
Other financial corporations	12,802	17	(37)	0.1%
Non-financial corporations	170,929	6,340	(5,495)	3.7%
Households	163,936	7,098	(5,675)	4.3%
LOANS AND ADVANCES	389,073	13,493	(11,291)	3.5%

Changes in impaired financial assets and guarantees given [Table Text Block]
The changes during the six months ended June 30, 2023, and the year ended December 31, 2022 of impaired financial assets (financial assets and guarantees given) are as follows:

Changes in impaired financial assets and guarantees given (Millions of Euros)
	June 2023	December 2022
Balance at the beginning	14,521	15,467
Additions	5,132	8,084
Decreases ⁽¹⁾	(2,886)	(5,742)
Net additions	2,247	2,342
Amounts written-off	(1,958)	(2,771)
Exchange differences and other	(64)	(517)
Balance at the end	14,746	14,521
(1) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment.

Positive scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]
BBVA Research forecasts a maximum of five years for the macroeconomic variables. The following estimates for the next five years of the Gross Domestic Product (GDP) growth, of the unemployment rate and of the House Price Index (HPI), for the most relevant countries where it represents a significant factor, are determined by BBVA Research and have been used at the time of the calculation of the ECL as of June 30, 2023:

Positive scenario of GDP, unemployment rate and HPI for the main geographical areas
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2023	3.04%	11.03%	(0.77)%	3.28%	2.77%	6.27%	8.42%	8.89%
2024	2.59%	10.12%	1.00%	2.40%	3.53%	6.13%	4.37%	9.74%
2025	2.94%	8.86%	2.21%	2.37%	3.40%	4.14%	3.91%	10.94%
2026	2.84%	7.63%	2.21%	2.17%	3.47%	1.55%	3.82%	11.27%
2027	2.52%	6.75%	2.27%	2.05%	3.54%	0.88%	3.75%	11.30%
2028	2.24%	6.09%	1.93%	1.98%	3.41%	1.92%	3.66%	11.32%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2023	4.22%	6.94%	1.30%	7.43%	2.55%	10.57%
2024	4.44%	6.54%	0.90%	9.43%	2.36%	11.10%
2025	2.64%	6.48%	2.69%	9.41%	2.34%	11.29%
2026	2.20%	6.49%	2.60%	8.43%	2.96%	11.24%
2027	2.35%	6.42%	2.64%	7.22%	3.16%	10.67%
2028	2.29%	6.42%	3.13%	6.11%	3.40%	10.52%

Estimate of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

Estimate of GDP, unemployment rate and HPI for the main geographical areas
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2023	2.42%	12.23%	(2.17)%	2.42%	2.88%	6.33%	4.50%	10.10%
2024	2.11%	11.73%	(0.61)%	1.76%	3.72%	6.01%	2.05%	11.13%
2025	2.86%	10.48%	1.67%	2.27%	3.56%	4.04%	3.75%	11.55%
2026	2.83%	9.20%	1.79%	2.14%	3.61%	1.59%	3.70%	11.50%
2027	2.52%	8.13%	1.82%	2.04%	3.67%	0.86%	3.62%	11.50%
2028	2.24%	7.33%	1.47%	1.96%	3.53%	1.90%	3.54%	11.50%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2023	1.58%	7.08%	(3.50)%	8.28%	1.16%	10.76%
2024	2.65%	6.78%	(2.00)%	10.48%	1.48%	11.39%
2025	2.49%	6.70%	2.50%	10.15%	2.35%	11.58%
2026	2.20%	6.68%	2.50%	8.95%	2.96%	11.53%
2027	2.35%	6.60%	2.50%	7.70%	3.16%	10.92%
2028	2.29%	6.60%	3.00%	6.60%	3.39%	10.58%

Negative scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

Negative scenario of GDP, unemployment rate and HPI for the main geographical areas
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2023	1.82%	13.39%	(3.59)%	1.59%	3.01%	6.33%	0.51%	11.29%
2024	1.65%	13.28%	(2.02)%	1.11%	3.91%	5.80%	(0.58)%	12.57%
2025	2.77%	12.05%	1.08%	2.18%	3.72%	3.85%	3.62%	12.20%
2026	2.80%	10.77%	1.14%	2.09%	3.75%	1.51%	3.61%	11.73%
2027	2.48%	9.79%	1.06%	1.99%	3.80%	0.85%	3.55%	11.67%
2028	2.21%	8.83%	0.72%	1.92%	3.67%	1.90%	3.47%	11.66%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2023	(1.06)%	7.22%	(8.25)%	9.09%	(0.24)%	10.96%
2024	0.86%	7.02%	(5.28)%	11.49%	0.56%	11.67%
2025	2.35%	6.93%	2.29%	10.88%	2.35%	11.85%
2026	2.20%	6.89%	2.37%	9.45%	2.96%	11.80%
2027	2.35%	6.80%	2.34%	8.17%	3.16%	11.21%
2028	2.29%	6.80%	2.85%	7.09%	3.39%	10.65%

Expected loss variation as of June [Table Text Block]
Variation in expected loss is determined both by re-staging (that is: in worse scenarios due to the recognition of lifetime credit losses for additional operations that are transferred to stage 2 from stage 1 where 12 months of losses are valued; or vice versa in improvement scenarios) as well as variations in the collective risk parameters (PD and LGD) of each financial instrument due to the changes defined in the macroeconomic forecasts of the scenario. The variation in the expected loss for the Group and the main portfolios and geographical areas is shown below:

Expected loss variation as of June 2023 ⁽¹⁾
	BBVA Group				Spain			Mexico			Turkey
GDP	Total Portfolio	Retail	Companies	Debt securities	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail
-100 bps	238	165	66	5	118	56	60	79	3	74	23	7	15
+100 bps	(206)	(147)	(51)	(5)	(92)	(41)	(49)	(75)	(3)	(70)	(20)	(7)	(12)
Housing price
-100 bps						1	26			3
+100 bps						(1)	(25)			(3)
(1) Last available data as of May 31, 2023.

Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Table Text Block]
Below are the changes in the six months ended June 30, 2023, and the year ended December 31, 2022 in the loss allowances recognized on the condensed consolidated balance sheets to cover the estimated impairment or reversal of impairment on loans and advances of financial assets at amortized cost:

Changes in loss allowances of loans and advances at amortized cost (Millions of Euros)
	June 2023	December 2022
Balance at the beginning of the period	(11,291)	(11,142)
Increase in loss allowances charged to income	(4,681)	(8,288)
Stage 1	(833)	(1,556)
Stage 2	(1,080)	(1,443)
Stage 3	(2,768)	(5,289)
Decrease in loss allowances charged to income	2,795	4,891
Stage 1	730	1,342
Stage 2	747	1,213
Stage 3	1,319	2,336
Transfer to written-off loans, exchange differences and other	1,935	3,248
Closing balance	(11,241)	(11,291)

Wholesale financing operations carried out by group entities [Table Text Block]
The main wholesale financing operations carried out by Group entities are detailed below.
Those carried out by BBVA, S.A. during the first half of 2023 are:

Type of issue	Date of issue	Nominal (millions)	Currency	Coupon	Early redemption	Maturity date
Senior non-preferred	Jan-23	1,000	EUR	4.625%	Jan-30	Jan-31
Covered bonds	Jan-23	1,500	EUR	3.125%	—	Jul-27
Senior preferred	May-23	1,000	EUR	4.125%	May-25	May-26
Tier 2	Jun-23	750	EUR	Midswap + 280 basis points	Jun-Sep 28	Sep-33
AT1	Jun-23	1,000	EUR	8.375%	Dec-28	Perpetual